UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2017 (Unaudited)

	Principal
Bonds and Notes - 28.2%	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .7%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. C, 2.15%, 3/9/20	585,000		588,112
AmeriCredit Automobile Receivables Trust,
Ser. 2015-3, Cl. C, 2.73%, 3/8/21	435,000		437,927
Capital Auto Receivables Asset Trust, Ser.
2014-1, Cl. C, 2.84%, 4/22/19	395,000		398,473
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		155,224
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		452,021
			2,031,757
Commercial Mortgage Pass-Through Ctfs. - .4%
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2007-T28, Cl. A4,
5.74%, 9/11/42	92,334	[a]	93,376
Commercial Mortgage Trust, Ser. 2015-
LC19, Cl.A4, 3.18%, 2/10/48	555,000		560,535
Commercial Mortgage Trust, Ser. 2017-
CD3, Cl.A4, 3.63%, 2/10/50	465,000		482,821
			1,136,732
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes,
4.00%, 10/1/23	55,000		57,820
21st Century Fox America, Gtd. Notes,
6.65%, 11/15/37	175,000		219,934
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		174,058
Cox Communications, Sr. Unscd. Notes,
6.25%, 6/1/18	355,000	[b]	373,057
NBCUniversal Media, Gtd. Notes, 5.15%,
4/30/20	240,000		262,836
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[b]	268,247
Time Warner, Gtd. Debs., 5.35%, 12/15/43	140,000		146,881
Walgreens Boots Alliance, Sr. Unscd. Notes,
3.80%, 11/18/24	190,000		194,281
			1,697,114
Consumer Staples - .6%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/1/46	160,000		176,491
Kraft Foods Group, Gtd. Notes, 6.88%,
1/26/39	140,000		177,371
Kraft Heinz Foods, Gtd. Notes, 3.95%,
7/15/25	215,000		219,499
Newell Brands, Sr. Unscd. Notes, 4.20%,
4/1/26	65,000		68,451
Pernod Ricard, Sr. Unscd. Notes, 4.45%,
1/15/22	325,000	[b]	346,215
Reynolds American, Gtd. Notes, 4.85%,
9/15/23	555,000		603,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 28.2% (continued)	Amount ($)		Value ($)
Consumer Staples - .6% (continued)
Wm Wrigley Jr., Sr. Unscd. Notes, 3.38%,
10/21/20	270,000	[b]	279,707
			1,871,546
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%,
2/13/20	460,000		462,913
ConocoPhillips, Gtd. Notes, 4.95%,
3/15/26	280,000		310,699
Energy Transfer Partners, Sr. Unscd. Notes,
4.90%, 2/1/24	340,000		358,851
Energy Transfer Partners, Sr. Unscd. Notes,
5.95%, 10/1/43	220,000		233,770
EQT, Sr. Unscd. Notes, 8.13%, 6/1/19	225,000		252,245
Kinder Morgan Energy Partners, Gtd.
Notes, 6.55%, 9/15/40	205,000		233,064
Kinder Morgan Energy Partners, Gtd.
Notes, 5.00%, 3/1/43	235,000		231,871
MPLX, Sr. Unscd. Notes, 4.13%, 3/1/27	80,000		80,677
MPLX, Sr. Unscd. Notes, 5.20%, 3/1/47	100,000		102,517
Spectra Energy Partners, Sr. Unscd. Notes,
2.95%, 9/25/18	90,000		91,209
Spectra Energy Partners, Sr. Unscd. Notes,
4.75%, 3/15/24	75,000		80,453
TransCanada Pipelines, Sr. Unscd. Notes,
3.75%, 10/16/23	215,000		224,171
			2,662,440
Financials - 2.9%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%,
10/30/18	265,000	[b]	267,572
American Express Credit, Sr. Unscd. Notes,
Ser. F, 2.60%, 9/14/20	185,000		187,110
American International Group, Sr. Unscd.
Notes, 4.88%, 6/1/22	375,000		407,517
Bank of America, Sr. Unscd. Bonds, 2.15%,
11/9/20	80,000		79,369
Bank of America, Sr. Unscd. Notes, 2.06%,
1/15/19	520,000	[a]	526,097
Bank of America, Sr. Unscd. Notes, 5.63%,
7/1/20	290,000		319,759
Bank of America, Sr. Unscd. Notes, 5.70%,
1/24/22	50,000		56,230
Bank of America, Sr. Unscd. Notes, 4.00%,
4/1/24	125,000		130,365
Bank of America, Sr. Unscd. Notes, 3.88%,
8/1/25	80,000		81,910
Bank of America, Sr. Unscd. Notes, 3.50%,
4/19/26	85,000		84,481
Capital One Bank USA, Sub. Notes, 3.38%,
2/15/23	300,000		301,885
Chubb INA Holdings, Gtd. Notes, 5.80%,
3/15/18	45,000		46,985
Citigroup, Sr. Unscd. Notes, 4.50%,
1/14/22	180,000		192,690
Citigroup, Sr. Unscd. Notes, 3.88%,
10/25/23	235,000		243,694
Citigroup, Sr. Unscd. Notes, 3.89%,
1/10/28	110,000	[a]	111,279

	Principal
Bonds and Notes - 28.2% (continued)	Amount ($)		Value ($)
Financials - 2.9% (continued)
Citigroup, Sr. Unscd. Notes, 4.65%,
7/30/45	260,000		275,773
Citigroup, Sub. Notes, 4.75%, 5/18/46	235,000		237,290
Cooperatieve Rabobank, Gtd. Notes, 3.75%,
7/21/26	250,000		244,634
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1,
1.78%, 3/12/19	365,000	[a]	367,017
Goldman Sachs Group, Sr. Unscd. Notes,
2.14%, 11/15/18	505,000	[a]	511,203
Goldman Sachs Group, Sr. Unscd. Notes,
2.75%, 9/15/20	55,000		55,518
Goldman Sachs Group, Sr. Unscd. Notes,
2.65%, 11/29/23	430,000	[a]	445,041
JPMorgan Chase & Co., Sr. Unscd. Notes,
4.50%, 1/24/22	235,000		254,093
JPMorgan Chase & Co., Sub. Notes, 4.25%,
10/1/27	485,000		500,977
KeyBank, Sr. Unscd. Bonds, 2.50%,
11/22/21	250,000		248,878
Morgan Stanley, Sr. Unscd. Bonds, 3.70%,
10/23/24	85,000		86,957
Morgan Stanley, Sr. Unscd. Notes, 2.21%,
1/20/22	110,000	[a]	111,165
Morgan Stanley, Sr. Unscd. Notes, 3.75%,
2/25/23	220,000		227,635
Morgan Stanley, Sr. Unscd. Notes, 4.00%,
7/23/25	75,000		77,788
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%,
1/30/43	250,000	[b]	265,030
PNC Bank, Sr. Unscd. Notes, 2.20%,
1/28/19	250,000		252,239
Principal Financial Group, Gtd. Notes,
4.30%, 11/15/46	125,000		126,765
Synchrony Financial, Sr. Unscd. Notes,
3.75%, 8/15/21	210,000		216,546
Visa, Sr. Unscd. Notes, 3.15%, 12/14/25	365,000		370,706
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	215,000	[b]	214,793
Wells Fargo & Co., Sr. Unscd. Notes, 3.07%,
1/24/23	175,000		175,812
Wells Fargo & Co., Sub. Notes, 4.30%,
7/22/27	320,000		333,512
			8,636,315
Foreign/Governmental - .4%
Hungarian Government, Sr. Unscd. Notes,
5.38%, 3/25/24	185,000		205,740
Mexican Government, Sr. Unscd. Notes,
4.75%, 3/8/44	120,000		114,600
Panama Government, Sr. Unscd. Bonds,
8.88%, 9/30/27	150,000		211,875
Romanian Government, Sr. Unscd. Notes,
4.88%, 1/22/24	265,000	[b]	287,403
Romanian Government, Sr. Unscd. Notes,
6.13%, 1/22/44	165,000	[b]	200,260
Uruguayan Government, Sr. Unscd. Notes,
4.38%, 10/27/27	215,000		222,622
			1,242,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 28.2% (continued)	Amount ($)		Value ($)
Health Care - 1.0%
Abbott Laboratories, Sr. Unscd. Notes,
4.90%, 11/30/46	170,000		177,351
AbbVie, Sr. Unscd. Notes, 3.20%, 5/14/26	190,000		183,187
Aetna, Sr. Unscd. Notes, 2.80%, 6/15/23	430,000		428,188
AmerisourceBergen, Sr. Unscd. Notes,
3.25%, 3/1/25	130,000		130,858
Celgene, Sr. Unscd. Notes, 3.55%, 8/15/22	215,000		221,333
Gilead Sciences, Sr. Unscd. Notes, 3.65%,
3/1/26	75,000		76,273
Gilead Sciences, Sr. Unscd. Notes, 4.75%,
3/1/46	410,000		428,464
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		283,020
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000		195,257
Shire Acquisitions Investments Ireland,
Gtd. Notes, 2.88%, 9/23/23	200,000		193,795
Teva Pharmaceutical Finance Netherlands
III, Gtd. Notes, 3.15%, 10/1/26	55,000	[c]	51,008
Thermo Fisher Scientific, Sr. Unscd. Notes,
2.95%, 9/19/26	195,000		187,473
UnitedHealth Group, Sr. Unscd. Notes,
4.75%, 7/15/45	155,000		175,123
Zimmer Biomet Holdings, Sr. Unscd. Notes,
3.55%, 4/1/25	215,000		213,338
			2,944,668
Industrials - .7%
BAE Systems Holdings, Gtd. Notes, 3.85%,
12/15/25	370,000	[b]	382,660
CSX, Sr. Unscd. Notes, 3.35%, 11/1/25	205,000		206,132
CSX, Sr. Unscd. Notes, 2.60%, 11/1/26	280,000		263,154
ERAC USA Finance, Gtd. Notes, 3.85%,
11/15/24	55,000	[b]	56,366
ERAC USA Finance, Gtd. Notes, 7.00%,
10/15/37	210,000	[b]	271,828
FedEx, Gtd. Notes, 4.40%, 1/15/47	205,000		206,048
General Electric, Sr. Unscd. Notes, 1.53%,
1/14/19	405,000	[a]	407,740
Waste Management, Gtd. Notes, 6.10%,
3/15/18	145,000		151,778
			1,945,706
Information Technology - .3%
Broadcom, Gtd. Notes, 3.00%, 1/15/22	300,000	[b]	300,151
Diamond 1 Finance, Sr. Scd. Notes, 6.02%,
6/15/26	190,000	[b]	209,875
Hewlett Packard Enterprise, Notes, 4.40%,
10/15/22	240,000	[a]	252,457
			762,483
Materials - .4%
Dow Chemical, Sr. Unscd. Notes, 4.63%,
10/1/44	430,000		455,892
LYB International Finance, Gtd. Notes,
4.00%, 7/15/23	335,000		352,455
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000	[c]	275,877
			1,084,224

	Principal
Bonds and Notes - 28.2% (continued)	Amount ($)		Value ($)
Municipal Bonds - .4%
Los Angeles Department of Water and
Power, Revenue (Build America Bonds),
5.72%, 7/1/39	120,000		149,182
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Build
America Bonds), 6.09%, 11/15/40	10,000		12,916
Metropolitan Transportation Authority,
Revenue (Build America Bonds), 6.55%,
11/15/31	225,000		292,817
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, 4.45%, 6/15/20	425,000		434,966
New York City, GO (Build America Bonds),
5.99%, 12/1/36	135,000		172,722
			1,062,603
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes,
3.95%, 1/15/27	40,000		40,395
Alexandria Real Estate Equities, Gtd. Notes,
4.50%, 7/30/29	165,000		170,701
Columbia Property Trust, Gtd. Notes,
3.65%, 8/15/26	435,000		422,542
Omega Healthcare Investors, Gtd. Notes,
5.25%, 1/15/26	185,000		194,051
Simon Property Group, Sr. Unscd. Notes,
3.50%, 9/1/25	210,000		215,175
			1,042,864
Telecommunications - .5%
AT&T, Sr. Unscd. Notes, 1.96%, 11/27/18	355,000	[a]	358,071
AT&T, Sr. Unscd. Notes, 5.35%, 9/1/40	85,000		87,021
AT&T, Sr. Unscd. Notes, 5.45%, 3/1/47	430,000		443,832
Rogers Communications, Gtd. Notes,
4.10%, 10/1/23	205,000		216,987
Verizon Communications, Sr. Unscd. Notes,
5.15%, 9/15/23	210,000		231,407
			1,337,318
U.S. Government Agencies - 1.1%
Federal Home Loan Mortgage Corp., Notes,
4.88%, 6/13/18	855,000	[d]	896,384
Federal National Mortgage Association,
Notes, 0.88%, 12/20/17	2,305,000	[c,d]	2,305,018
			3,201,402
U.S. Government Agencies/Mortgage-Backed - 6.6%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46	764,874	[d]	760,025
3.50%, 12/1/41-11/1/44	3,341,819	[d]	3,442,795
5.50%, 4/1/22-1/1/36	159,342	[d]	175,338
Federal National Mortgage Association:
3.00%, 5/1/30-4/1/46	5,169,261	[d]	5,232,234
3.50%, 12/1/41-8/1/42	1,876,679	[d]	1,934,112
4.00%, 12/1/41-12/1/43	3,236,744	[d]	3,425,819
4.50%, 2/1/39-9/1/43	2,400,010	[d]	2,592,012
5.00%, 8/1/20-7/1/39	510,261	[d]	556,429
5.50%, 9/1/34-5/1/39	115,687	[d]	132,224
8.00%, 3/1/30	117	[d]	119
Government National Mortgage Association I

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 28.2% (continued)	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 6.6% (continued)
5.50%, 4/15/33	25,796		29,158
Government National Mortgage Association II
3.00%, 1/20/45	1,137,210		1,152,845
			19,433,110
U.S. Government Securities - 9.6%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,405,000	[c]	3,076,897
U.S. Treasury Bonds, 2.50%, 2/15/46	60,000		54,359
U.S. Treasury Bonds, 2.25%, 8/15/46	1,130,000		967,166
U.S. Treasury Bonds, 2.88%, 11/15/46	435,000		426,954
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/21	1,145,993	[c,e]	1,162,187
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 1/15/26	1,127,838	[e]	1,156,194
U.S. Treasury Notes, 0.75%, 7/15/19	2,605,000	[c]	2,569,335
U.S. Treasury Notes, 1.00%, 10/15/19	5,880,000		5,818,901
U.S. Treasury Notes, 1.00%, 11/15/19	295,000	[c]	291,647
U.S. Treasury Notes, 1.38%, 5/31/21	855,000		839,754
U.S. Treasury Notes, 1.13%, 6/30/21	3,650,000		3,543,424
U.S. Treasury Notes, 1.25%, 10/31/21	3,555,000	[c]	3,455,225
U.S. Treasury Notes, 1.75%, 11/30/21	3,060,000		3,041,891
U.S. Treasury Notes, 1.63%, 5/31/23	265,000		257,366
U.S. Treasury Notes, 1.50%, 8/15/26	1,430,000	[c]	1,324,314
U.S. Treasury Notes, 2.00%, 11/15/26	280,000		270,900
			28,256,514
Utilities - .8%
Dominion Resources, Sr. Unscd. Notes,
3.90%, 10/1/25	165,000		169,551
Dominion Resources, Sr. Unscd. Notes, Ser.
D, 2.85%, 8/15/26	485,000		459,499
Duke Energy Carolinas, First Mortgage
Bonds, 5.25%, 1/15/18	95,000		98,165
Enel Finance International, Gtd. Notes,
6.00%, 10/7/39	210,000	[b]	242,757
Exelon Generation, Sr. Unscd. Notes,
6.25%, 10/1/39	315,000		324,357
Iberdrola International, Gtd. Bonds, 6.75%,
7/15/36	205,000		256,674
Kentucky Utilities, First Mortgage Bonds,
4.38%, 10/1/45	105,000		110,595
Louisville Gas & Electric, First Mortgage
Bonds, 4.38%, 10/1/45	125,000		131,722
Nevada Power, Mortgage Notes, 6.50%,
8/1/18	90,000		96,042
NiSource Finance, Gtd. Notes, 5.65%,
2/1/45	390,000		472,953
Sierra Pacific Power, Mortgage Notes, Ser.
P, 6.75%, 7/1/37	25,000		33,283
			2,395,598
Total Bonds and Notes
(cost $82,054,890)			82,744,894

Common Stocks - 66.7%	Shares		Value ($)
Consumer Discretionary - 5.4%
Amazon.com	1,977	[f]	1,670,644
Comcast, Cl. A	77,584		2,903,193
Goodyear Tire & Rubber	22,729		796,651

Common Stocks - 66.7% (continued)	Shares		Value ($)
Consumer Discretionary - 5.4% (continued)
Home Depot	5,689		824,393
Newell Brands	17,209		843,757
Omnicom Group	50,372		4,286,657
Priceline Group	616	[f]	1,062,064
Staples	62,111		558,378
The TJX Companies	9,336		732,409
Time Warner	8,768		861,105
Ulta Beauty	4,467	[f]	1,221,412
			15,760,663
Consumer Staples - 6.2%
Coca-Cola	27,896		1,170,516
Coca-Cola European Partners	23,298		808,208
Conagra Brands	47,459		1,955,785
Costco Wholesale	12,157		2,153,977
Kellogg	54,532		4,039,185
Kraft Heinz	9,230		844,637
Lamb Weston Holdings	14,520		569,039
Molson Coors Brewing, Cl. B	34,835		3,497,086
Mondelez International, Cl. A	16,725		734,562
Walgreens Boots Alliance	29,909		2,583,539
			18,356,534
Energy - 6.9%
Anadarko Petroleum	31,388		2,029,234
EOG Resources	42,407		4,113,055
Halliburton	45,678		2,441,946
Kinder Morgan	39,571		843,258
Marathon Petroleum	17,361		861,106
Occidental Petroleum	64,993		4,260,291
Phillips 66	34,134		2,668,937
Valero Energy	42,769		2,906,154
			20,123,981
Exchange-Traded Funds - .2%
iShares Russell 1000 Value ETF	4,203		490,280
Financials - 16.6%
Allstate	14,185		1,165,440
American Express	14,366		1,150,142
Ameriprise Financial	8,804		1,157,726
Athene Holding, Cl. A	17,939		932,290
Bank of America	268,063		6,615,795
BB&T	17,436	[c]	840,764
Berkshire Hathaway, Cl. B	48,602	[f]	8,331,355
Capital One Financial	7,072		663,778
Chubb	8,286		1,144,877
CME Group	8,278		1,005,446
Goldman Sachs Group	13,131		3,257,276
Hartford Financial Services Group	11,482		561,355
JPMorgan Chase & Co.	95,297		8,635,814
PNC Financial Services Group	14,011		1,782,620
Prudential Financial	33,666		3,721,440
Raymond James Financial	14,584		1,145,719
SunTrust Banks	19,580		1,164,814
Synchrony Financial	104,991		3,804,874
Voya Financial	38,618		1,592,220
			48,673,745
Health Care - 7.1%
Abbott Laboratories	30,609		1,379,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.7% (continued)	Shares		Value ($)
Health Care - 7.1% (continued)
Aetna	16,560		2,132,266
AmerisourceBergen	21,783	[c]	1,993,362
BioMarin Pharmaceutical	10,325	[f]	969,827
Boston Scientific	44,142	[f]	1,083,686
Bristol-Myers Squibb	10,391		589,274
Celgene	13,133	[f]	1,622,057
Eli Lilly & Co.	11,600		960,596
Humana	3,956		835,705
Laboratory Corporation of America
Holdings	6,134	[f]	872,623
Merck & Co.	82,830		5,456,012
UnitedHealth Group	18,533		3,064,988
			20,960,250
Industrials - 6.9%
Delta Air Lines	63,705		3,180,791
Fortive	18,811		1,084,454
General Dynamics	10,708		2,032,485
Honeywell International	14,110		1,756,695
L3 Technologies	13,629		2,294,033
Quanta Services	62,841		2,345,226
Raytheon	17,331		2,671,574
Union Pacific	9,157		988,407
United Technologies	33,900		3,815,445
			20,169,110
Information Technology - 9.8%
Alphabet, Cl. A	1,352	[f]	1,142,345
Alphabet, Cl. C	4,409	[f]	3,629,533
Apple	36,894		5,054,109
Cisco Systems	121,759		4,161,723
Corning	45,066		1,244,272
eBay	25,542	[f]	865,874
Facebook, Cl. A	14,987	[f]	2,031,338
Fortinet	19,117	[f]	714,020
Harris	8,042		883,816
Intuit	10,145		1,272,589
Microchip Technology	12,133	[c]	879,885
Oracle	27,983		1,191,796
ServiceNow	5,411	[f]	470,324
Splunk	11,035	[f]	681,191
Square, Cl. A	37,228	[f]	644,789
Teradata	66,681	[f]	2,073,779
Texas Instruments	24,897		1,907,608
			28,848,991
Materials - 3.7%
CF Industries Holdings	40,485	[c]	1,272,039
Dow Chemical	25,500		1,587,630
Martin Marietta Materials	5,465	[c]	1,180,167
Newmont Mining	58,582		2,005,848
Packaging Corporation of America	30,389		2,808,855
Vulcan Materials	15,879		1,915,166
			10,769,705
Real Estate - .9%
Lamar Advertising, Cl. A	18,385	[c,g]	1,387,700
Uniti Group	47,848		1,386,157
			2,773,857

Common Stocks - 66.7% (continued)	Shares		Value ($)
Telecommunications - 2.1%
AT&T	126,622		5,291,533
Vodafone Group, ADR	29,737	[c]	755,617
			6,047,150
Utilities - .9%
FirstEnergy	53,778		1,744,021
NRG Yield, Cl. A	49,613		833,995
			2,578,016
Total Common Stocks
(cost $161,905,145)			195,552,282
Other Investments - 4.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $14,381,460)	14,381,460	[h]	14,381,460
Investment of Cash Collateral for Securities
Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $3,189,762)	3,189,762	[h]	3,189,762
Total Investments (cost $261,531,257)	100.9%		295,868,398
Liabilities, Less Cash and Receivables	(0.9%)		(2,619,893)
Net Assets	100.0%		293,248,505

ADR—American Depository Receipt
GO—General Obligation

a	Variable rate security—rate shown is the interest rate in effect at period end.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $3,965,921 or 1.35% of net assets.

c

Security, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $17,003,080 and the value of the collateral held by the fund was $18,301,159, consisting of cash collateral of $3,189,762 and U.S. Government & Agency securities valued at $15,111,397.

d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Non-income producing security.
g	Investment in real estate investment trust.
h	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Common Stocks	66.5
U.S. Government Agencies/Mortgage-Backed	17.3
Corporate Bonds	9.0
Money Market Investments	6.0
Asset-Backed	.7
Foreign/Governmental	.4
Commercial Mortgage-Backed	.4
Municipal Bonds	.4
Exchange-Traded Funds	.2
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,031,757	-	2,031,757
Commercial Mortgage-Backed	-	1,136,732	-	1,136,732
Corporate Bonds†	-	26,380,276	-	26,380,276
Equity Securities Domestic Common
Stocks†	194,306,385	-	-	194,306,385
Equity Securities Foreign Common	-
Stocks†	755,617	-	-	755,617
Exchange-Traded Funds	490,280	-	-	490,280
Foreign Government	-	1,242,500	-	1,242,500
Municipal Bonds†	-	1,062,603	-	1,062,603
Registered Investment Companies	17,571,222	-	-	17,571,222
U.S. Government Agencies/Mortgage-
Backed	-	22,634,512	-	22,634,512
U.S. Treasury	-	28,256,514	-	28,256,514

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $34,337,141, consisting of $36,326,515 gross unrealized appreciation and $1,989,374 gross unrealized depreciation At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)